LEASES	12 Months Ended
Sep. 30, 2020
LEASES
LEASES

11.        LEASES

As of September 30, 2020, the Company's operating lease right of use assets and operating lease liability are RMB2,253 and RMB3,230, respectively. During the fiscal year 2020, the Company made the impairment of right of use assets of RMB 1,375. The weighted-average remaining lease term is 3.0 years and the weighted-average discount rate is 4.9%.

The following table summarizes the components of lease expense:

Year ending
September 30,
RMB
Operating lease cost	360
Short-term lease cost	49
Total	409

The following table summarizes supplemental information related to leases:

Year ended
September 30,
Cash paid for amounts included in the measurement of lease liabilities:	RMB
Operating cash flows from operating leases	394

As of September 30, 2020, the Company was obligated under the maturity of operating lease liabilities as follows:

Year ending September 30,	RMB
2021	356
2022	357
2023	357
2024	357
2025	357
Thereafter	1,446
3,230